Condensed Financial Information of the Parent Company (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Condensed Balance Sheets
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	54,971	128,663	18,399
Other receivables, net	—	57,693,075	8,250,000
Amount due from related parties	—	46,364,252	6,630,000
Advances to suppliers	—	—	—
Long-term Investment	—	993,020	142,000
Total assets	54,971	105,179,010	15,040,399

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued liabilities	—	349,655	50,000
Amount due to a related party	437,958	—	—
Total current liabilities	437,958	349,655	50,000
Non-current liabilities
Loss in excess of investment in subsidiaries, VIE and VIE’s subsidiaries	667,987,375	558,809,528	79,908,701
Total non-current liabilities	667,987,375	558,809,528	79,908,701
Total liabilities	668,425,333	559,159,183	79,958,701

Commitments and contingencies	—	—	—
Mezzanine equity
Convertible redeemable preferred shares	1,595,051,558	—	—
Shareholders’ deficit:
Class A Ordinary shares (US$0.0001 par value; 450,000,000 shares authorized, 4,268,156 and 21,140,922 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	2,988	14,997	2,145
Class B Ordinary shares (US$0.0001 par value; 2,042,042 shares authorized and outstanding as of December 31, 2024 and 2025, respectively)	1,408	1,408	201
Subscription receivable	(1,608)	(2,186)	(313)
Additional paid-in capital	—	2,023,765,569	289,394,627
Accumulated deficit	(2,263,419,477)	(2,475,998,594)	(354,063,090)
Accumulated other comprehensive loss	(5,231)	(1,761,367)	(251,872)
Total deficit	(2,263,421,920)	(453,980,173)	(64,918,302)
Total liabilities, mezzanine equity and deficit	54,971	105,179,010	15,040,399

Schedule of Condensed Statements of Operations and Comprehensive Loss
	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	—	(377,756)	(49,347,867)	(7,056,651)

Operating loss
Equity loss in subsidiaries, VIEs and VIEs’ subsidiaries	(36,950,478)	(37,013,556)	(81,582,534)	(11,666,147)
Net loss	(36,950,478)	(37,391,312)	(130,930,401)	(18,722,798)
Accretion to redemption value of mezzanine equities	(108,440,354)	(105,969,614)	(81,648,716)	(11,675,611)
Net loss attributable to ordinary shareholders	(145,390,832)	(143,360,926)	(212,579,117)	(30,398,409)

Other comprehensive income
Foreign currency translation adjustments	—	(5,231)	(1,747,229)	(249,850)
Total other comprehensive loss	—	(5,231)	(1,747,229)	(249,850)
Total Comprehensive loss	(145,390,832)	(143,366,157)	(214,326,346)	(30,648,259)

Schedule of Condensed Statements of Cash Flows
	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net loss	(36,950,478)	(37,391,312)	(130,930,401)	(18,722,798)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity loss in subsidiaries, VIEs and VIEs’ subsidiaries	36,950,478	37,013,556	81,582,534	11,666,147
Share base payment	—	—	16,423,683	2,348,555
Changes in operating liabilities:
Other receivables	—	—	(57,693,075)	(8,250,000)
Amount due from a related party	35,500	402,458	(46,364,252)	(6,630,000)
Accrued liabilities			349,655	50,000
Amount due to a related party	—	—	(437,958)	(62,626)
Net cash provided by operating activities	35,500	24,702	(137,069,814)	(19,600,722)

Cash flows from investing activities:
Payment for investment in a subsidiary	—	—	(993,020)	(142,000)
Net cash used in investing activities	—	—	(993,020)	(142,000)

Cash flows from financing activities:
Net proceeds from IPO	—	—	163,932,614	23,442,051
Payment for deferred offering cost	—	—	(23,876,547)	(3,414,300)
Net cash provided by financing activities	—	—	140,056,067	20,027,751

Effect of exchange rate change	—	(5,231)	(1,919,541)	(274,491)
Net increase in cash and cash equivalents	35,500	19,471	73,692	10,538
Cash and cash equivalents at beginning of the years	—	35,500	54,971	7,861
Cash and cash equivalents at end of the years	35,500	54,971	128,663	18,399